United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 08/31/2012

Item 1. Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—35.2%
	Consumer Discretionary—3.0%
80,400	GameStop Corp.	$1,534,032
100,225	Gannett Co., Inc.	1,529,434
43,535	Limited Brands	2,115,801
159,590	Meredith Corp.	5,196,250
68,050	Regal Entertainment Group	945,895
20,565	Six Flags Entertainment Corp.	1,135,805
8,805	Target Corp.	564,312
	TOTAL	13,021,529
	Consumer Staples—5.0%
154,465	Altria Group, Inc.	5,245,631
38,270	ConAgra Foods, Inc.	960,960
27,070	Kimberly-Clark Corp.	2,263,052
32,705	Lorillard, Inc.	4,104,805
56,620	Philip Morris International, Inc.	5,056,166
93,800	Reynolds American, Inc.	4,324,180
	TOTAL	21,954,794
	Energy—4.9%
85,140	ARC Resources Ltd.	2,013,303
76,490	Baytex Energy Corp.	3,484,049
77,290	Bonavista Energy Corp.	1,296,073
80,380	ConocoPhillips	4,564,780
87,795	Crescent Point Energy Corp.	3,650,740
39,215	Royal Dutch Shell PLC, ADR	2,743,873
78,559	Vermilion Energy, Inc.	3,579,087
	TOTAL	21,331,905
	Financials—2.6%
33,300	Bank of Hawaii Corp.	1,539,459
41,275	Cincinnati Financial Corp.	1,595,692
124,550	Hospitality Properties Trust	2,997,918
306,595	Hudson City Bancorp, Inc.	2,204,418
86,555	Mercury General Corp.	3,314,191
	TOTAL	11,651,678
	Health Care—6.9%
15,790	Abbott Laboratories	1,034,877
109,278	Bristol-Myers Squibb Co.	3,607,267
106,785	GlaxoSmithKline PLC, ADR	4,857,650
61,980	Johnson & Johnson	4,179,311
99,005	Lilly (Eli) & Co.	4,446,314
149,680	Merck & Co., Inc.	6,443,724
237,765	Pfizer, Inc.	5,673,073
	TOTAL	30,242,216
	Industrials—2.7%
72,805	Deluxe Corp.	2,065,478
86,745	Donnelley (R.R.) & Sons Co.	952,460
344,305	General Electric Co.	7,130,557

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
67,200		Pitney Bowes, Inc.	$897,792
12,420		United Parcel Service, Inc.	916,720
		TOTAL	11,963,007
		Information Technology—0.7%
10,985		Harris Corp.	516,624
57,270		Intel Corp.	1,422,014
18,305		Maxim Integrated Products, Inc.	496,798
20,080		Seagate Technology	642,761
		TOTAL	3,078,197
		Materials—0.5%
42,649		Lyondellbasell Industries, Class A	2,082,977
		Telecommunication Services—4.9%
165,619		AT&T, Inc.	6,068,280
103,375		BCE, Inc.	4,599,154
73,625		CenturyLink, Inc.	3,111,392
103,990		Verizon Communications	4,465,331
106,415		Vodafone Group PLC, ADR	3,077,522
		TOTAL	21,321,679
		Utilities—4.0%
14,670		Ameren Corp.	480,002
35,750		American Electric Power Co., Inc.	1,536,893
45,450		DTE Energy Co.	2,654,280
10,110		FirstEnergy Corp.	441,807
81,375		Huaneng Power International, Inc., ADR	2,251,646
27,770		Integrys Energy Group, Inc.	1,499,302
47,355		National Grid PLC, ADR	2,579,427
80,160		NiSource, Inc.	1,951,094
51,450		Pepco Holdings, Inc.	993,500
9,600		Pinnacle West Capital Corp.	493,152
30,590		Public Service Enterprises Group, Inc.	968,479
77,135		SSE PLC, ADR	1,686,943
		TOTAL	17,536,525
		TOTAL COMMON STOCKS (IDENTIFIED COST $133,740,927)	154,184,507
		Corporate Bonds—2.9%
		Basic Industry - Paper—0.1%
$220,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	255,346
		Communications Equipment—0.6%
5,404,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	2,455,794
		Consumer Non-Cyclical - Tobacco—0.2%
750,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	904,279
		Diversified Telecommunication Services—0.8%
3,100,000		Level 3 Communications, Inc., Conv. Bond, 15.000%, 01/15/2013	3,344,187
		Energy - Independent—0.1%
450,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 6/02/2041	558,000
		Financial Institution - Banking—0.5%
450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	480,712
450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	546,939

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	$1,001,764
		TOTAL	2,029,415
		Financial Institution - Brokerage—0.2%
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	597,250
450,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 05/21/2019	478,157
		TOTAL	1,075,407
		Financial Institution - Finance Noncaptive—0.1%
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	391,000
		Marine—0.1%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	681,557
		Utility - Electric—0.2%
900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	748,827
		TOTAL CORPORATE BONDS (IDENTIFIED COST $11,652,004)	12,443,812
		Preferred Stocks—10.5%
		Consumer Discretionary—0.7%
62,805		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	2,833,761
		Consumer Staples—0.3%
13,600		Bunge Ltd., Conv. Pfd., 4.875%, 12/13/2049, Annual Dividend $4.88	1,297,712
		Energy—0.4%
39,200		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	1,921,192
		Financials—3.8%
78,710		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012, Annual Dividend $7.50	7,297,204
130,800		Hartford Financial, Conv. Bond, Series F, 7.25%, 4/1/2013, Annual Dividend $1.81	2,483,892
44,100		New York Community Capital Trust V, Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	2,160,900
1,750		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	2,093,000
47,800		Wintrust Financial Corp., Conv. Pfd., 7.50% 12/15/2013, Annual Dividend $3.75	2,724,022
		TOTAL	16,759,018
		Industrials—2.4%
388,000	[1,2]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	3,261,140
89,200		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	3,060,675
77,800		United Technologies Corp., Conv. Pfd., 7.50%, 8/01/2015, Annual Dividend $5.54	4,342,796
		TOTAL	10,664,611
		Materials—0.4%
41,965		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 9/15/2013, Annual Dividend $3.00	1,636,635
		Utilities—2.5%
75,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,795,034
55,000		NextEra Energy, Inc., Conv. Pfd., 7.00%, 9/01/2013, Annual Dividend $3.50	2,953,500
78,905		PPL Corp., Conv. Pfd., 9.50%, 7/01/2013, Annual Dividend $4.75	4,312,158
		TOTAL	11,060,692
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $49,765,298)	46,173,621
		Collateralized Mortgage Obligations—1.6%
$830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	867,443
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	1,357,349
100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	106,394
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	1,241,165
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7 B B, 4.740%, 5/10/2045	1,493,100
950,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.110%, 12/12/2049	1,043,810

Shares or Principal Amount			Value
		Collateralized Mortgage Obligations—continued
$875,000		WF-RBS Commercial Mortgage Trust 2012-C6 A4, 3.440%, 4/15/2045	$928,479
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,864,355)	7,037,740
		U.S. Treasury—0.6%
1,781,868	[3]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	2,017,809
500,000		U.S. Treasury Note, 3.500%, 5/15/2020	588,062
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,546,537)	2,605,871
		MUTUAL FUNDS—47.5%[4]
2,198,041		Emerging Markets Fixed Income Core Fund	73,587,073
2,164,334		Federated Mortgage Core Portfolio	22,206,064
7,615,963	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	7,615,963
15,772,061		High Yield Bond Portfolio	104,568,767
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $185,347,274)	207,977,867
		TOTAL INVESTMENTS—98.3% (IDENTIFIED COST $389,916,395)[6]	430,423,418
		OTHER ASSETS AND LIABILITIES-NET—1.7%[7]	7,638,492
		TOTAL NET ASSETS—100%	$438,061,910
At August 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Bonds, 30-Year Short Futures	90	$13,626,563	December 2012	$(271,022)
[8]United States Treasury Bonds, Ultra Long Short Futures	17	$2,873,000	December 2012	$(74,281)
[8]United States Treasury Notes, 5-Year Short Futures	5	$623,320	December 2012	$(3,488)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(348,791)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,463,531 and $18,298,273, respectively. This is based on amounts held as of each month-end throughout the period.
At August 31, 2012, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Depreciation
Contracts Sold:
8/31/2012	24,407 Canadian Dollar	$24,641	$(119)
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $1,634. This is based on the contracts held as of each month-end throughout the period.

At August 31, 2012, the Fund had the following open swap contract:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 18 High Yield CDX Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	5.00%
Expiration Date	6/20/2017
Implied Credit Spread at 8/31/2012[9]	4.95%
Notional Amount	$9,900,000
Market Value	$173,670
Upfront Premiums Paid	$(198,000)
Unrealized Depreciation	$(24,330)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $990,000. This is based on amounts held as of each month-end throughout the period.
Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and
Liabilities—Net.”
At August 31, 2012, the Fund had no outstanding put option contracts.
The average notional amount of purchased put option contracts held by the Fund throughout the period was $662. This is based on amounts held as of each month-end throughout the period.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2012, these restricted securities amounted to $5,046,124, which represented 1.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2012, these liquid restricted securities amounted to $5,046,124, which represented 1.2% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holdings.
5	7-Day net yield.
6	At August 31, 2012, the cost of investments for federal tax purposes was $390,345,534. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, (b) outstanding foreign currency commitments, (c) futures contracts and (d) swap contracts was $40,077,884. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $75,725,935 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,648,051.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$115,639,302	$—	$—	$115,639,302
International	38,545,205	—	—	38,545,205
Preferred Stock
Domestic	36,917,459	6,321,815[2]	—	43,239,274
International	2,934,347	—	—	2,934,347
Debt Securities:
Corporate Bonds	—	12,443,812	—	12,443,812
Collateralized Mortgage Obligations	—	7,037,740	—	7,037,740
U.S. Treasury	—	2,605,871	—	2,605,871
Mutual Funds	207,977,867	—	—	207,977,867
TOTAL SECURITIES	$402,014,180	$28,409,238	$—	$430,423,418
OTHER FINANCIAL INSTRUMENTS[3]	$(348,910)	$173,670	$—	$(175,240)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $3,153,882 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

Federated Unconstrained Bond Fund
Portfolio of Investments
August 31, 2012 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURY—17.6%
$ 24,000,000		United States Treasury Bond, 3.125%, 2/15/2042	$26,345,626
5,000,000		United States Treasury Note, 1.625%, 8/15/2022	5,032,812
		TOTAL U.S. TREASURY (IDENTIFIED COST $30,784,901)	31,378,438
		CORPORATE BONDS—5.6%
		Financial Services—5.6%
2,395,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	2,580,445
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	1,689,803
4,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	4,657,554
1,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	1,036,831
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,947,492)	9,964,633
		MUTUAL FUNDS—74.6%[1]
2,163,675	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	2,163,675
2,804,556		Federated Bank Loan Core Fund	28,438,198
1,178,196		Federated Project and Trade Finance Core Fund	11,534,537
13,706,851		High Yield Bond Portfolio	90,876,424
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $130,320,516)	133,012,834
		TOTAL INVESTMENTS—97.8% (IDENTIFIED COST $170,052,909)[3]	174,355,905
		OTHER ASSETS AND LIABILITIES - NET—2.2%[4]	3,871,544
		TOTAL NET ASSETS—100%	$178,227,449
At August 31, 2012, the Fund had the following open swap contract:
Credit Default Swap Counterparty	JP Morgan Securities
Reference Entity	Series 18 High Yield CDX Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	5.00%
Expiration Date	6/20/2017
Implied Credit Spread at 8/31/2012[5]	4.46%
Notional Amount	$99,000,0000
Market Value	$1,736,698
Upfront Premium Paid	$(3,877,533)
Unrealized Depreciation	$(2,140,835)
The average notional amount of swap contracts held by the Fund throughout the period was $19,800,000. This is based on amounts held as of each month-end throughout the period.
At August 31, 2012, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $19,879,859. This is based on amounts held as of each month-end throughout the period.
Unrealized Depreciation on Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
2	7-Day net yield.
3	At August 31, 2012, the cost of investments for federal tax purposes was $170,026,344. The net unrealized appreciation of investments for federal tax purposes excluding swap contracts was $4,329,561. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,545,024 and net unrealized depreciation from investments for those securities having an excess of cost over value of $215,463.
1

4	Assets, other than investments in securities, less liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
2

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$31,378,438	$—	$31,378,438
Corporate Bonds	—	9,964,633	—	9,964,633
Mutual Funds	121,478,297	11,534,537	—	133,012,834
TOTAL SECURITIES	$121,478,297	$52,877,608	$—	$174,355,905
OTHER FINANCIAL INSTRUMENTS[2]	$—	$1,736,698	$—	$1,736,698
1	Federated Bank Loan Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include credit default swaps.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 23, 2012